REPORTING ENTITY	12 Months Ended
Dec. 31, 2019
REPORTING ENTITY
REPORTING ENTITY

NOTE 1. REPORTING ENTITY

Bancolombia S.A., hereinafter the Parent Company or the Group, is a credit establishment, listed on the Colombia Stock Exchange (BVC) and, as well as on the New York Stock Exchange (NYSE), since 1981 and 1995, respectively. The Parent Company's main location is in Medellin (Colombia), main address Carrera 48 # 26‑85, Avenida Los Industriales, was originally constituted under the name Colombian Industrial Bank (BIC) according to public deed number 388, date January 24, 1945, from the First Notary's Office of Medellin, authorized by the Superintendence of Finance of Colombia (“SFC”). On April 3, 1998, by means of public deed No. 633, BIC merged with Bank of Colombia S.A., and the resulting organization of that merger was named Bancolombia S.A.

Bancolombia S.A.’s business purpose is to carry out all operations, transactions, acts and services inherent to the Banking business through banking establishments that carry its name and according to all applicable legislation. The Parent Company may own interests in other corporations, wherever authorized by law, according to all terms and requirements, limits or conditions established therein.

The Parent Company and its subsidiaries (on consolidated basis referred to as the “Bank”) include the following operating segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment banking, Brokerage, Off Shore and Others. The activities carried out by each operating segment of the Bank are described in Note 3 Operating segments.

The duration of the Parent Company contemplated in the bylaws is until December 8, 2044, but it can be dissolved or renewed before the conclusion of that period. The operating license was authorized definitively by the SFC according to Resolution number 3140 on September 24, 1993.

Through public deed number 1,124 of September 30, 2016, from the fourthteenth Notary’s Office of Medellin, duly registered in the Camara de Comercio de Medellín, a merger was completed between the Parent Company (absorbing entity) and Leasing Bancolombia S.A. (absorbed entity). As a result of the merger, the Parent Company became the holder of all the rights and obligations of Leasing Bancolombia S.A. and continues to offer its clients the portfolio of leasing products and services under the brand "Leasing Bancolombia, una marca Bancolombia".

The Bank has 31,075 employees, and operates through 975 offices, 16,740 banking correspondents and 6,169 ATMs.

In March 2019 the subsidiaries Renting Colombia S.A.S and Inversiones CFNS S.A.S, closed the sale to Arval Relsa of 100% of the shares of Arrendamiento Operativo CIB S.A.C. - Renting Perú, an operational leasing company incorporated and with operations in Peru, and then, in July 2019 the Bank's subsidiaries Fiduciaria Bancolombia and Banca de Inversion Bancolombia, closed the sale to TMF Group Americas B.V. of 100% of the shares of FiduPeru S.A, a trust services company incorporated and with operations in Peru.

The Bank through its subsidiaries has banking, operational and international presence in Puerto Rico, Panama, Guatemala, Cayman, Barbados and El Salvador.